STOCK OPTIONS AND AWARDS	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
STOCK OPTIONS AND AWARDS	Stock Options and Awards
Compensation cost for all stock-based awards at fair value on the date of grant and recognition of compensation expense over the service period for all awards expected to vest. First Financial recorded share-based compensation expense within salaries and employee benefits on the Consolidated Statements of Income of $14.9 million, $13.4 million and $9.6 million for the years ended December 31, 2023, 2022 and 2021, respectively, related to stock options and restricted stock awards. Total unrecognized compensation cost related to non-vested share-based compensation was $12.7 million at December 31, 2023 and is expected to be recognized over a weighted average period of 1.89 years.

As of December 31, 2023, First Financial had one active stock-based compensation plans, the 2020 Stock Plan, and there were 2,400,802 shares available for issuance.

In April 2018, in conjunction with the MSFG merger, First Financial assumed existing MSFG stock options, which were converted into options to purchase 83,551 shares of First Financial common stock. The converted MSFG options remain subject to all of the terms and conditions of the plan and grant agreements under which the MSFG Stock Options were originally issued. The assumed options were exercisable at the time of the merger and remained outstanding for 10 years after the initial grant date with all options expiring at the end of the exercise period. All options were exercised prior to their expiration date of April 10, 2023. Therefore, as of December 31, 2023, no options were outstanding under the Plan.

First Financial utilizes the Black-Scholes valuation model to determine the fair value of stock options granted. In addition to the stock option strike price, the Black-Scholes valuation model incorporates the following assumptions: the expected dividend yield based on historical dividend payouts; the expected stock price volatility based on the historical volatility of Company stock for a period approximating the expected life of the options; the risk-free rate based on the U.S. Treasury yield curve in effect at the time of grant for periods corresponding with the expected life of the option; and the expected option life represented by the period of time the options are expected to be outstanding, and is based on historical trends. No new options were granted in 2023, 2022 or 2021.

Stock option activity for the year ended December 31, 2023, is summarized as follows:

(Dollars in thousands, except share and per share data)	Number of shares	Weighted average exercise price	Weighted average remaining contractual life	Aggregate intrinsic value
Outstanding at beginning of year	4,855	$9.86
Granted	0	0.00
Exercised	(4,855)	9.86
Forfeited or expired	0	0.00
Outstanding at end of year	0	$0	0.00 years	$0
Exercisable at end of year	0	$0	0.00 years	$0

The intrinsic value of stock options is defined as the difference between the current market value and the exercise price. First Financial uses treasury shares purchased under the Company's share repurchase program to satisfy share-based exercises.

	2023	2022	2021
Total intrinsic value of options exercised	$71	$208	$114
Cash received from exercises	$48	$177	$64
Tax benefit from exercises	$3,446	$3,095	$2,229
Restricted stock awards are recorded at fair value as of the grant date as a component of shareholders' equity and amortized on a straight-line basis to salaries and benefits expense over the specified vesting periods, which is currently three years for employees and one year for non-employee directors. The vesting of these awards for employees and non-employee directors may require a service period to be met, and certain awards may also require performance measures to be met.

Activity in restricted stock for the previous three years ended December 31 is summarized as follows:

	2023		2022		2021
	Number of shares	Weighted average grant date fair value	Number of shares	Weighted average grant date fair value	Number of shares	Weighted average grant date fair value
Nonvested at beginning of year	1,229,346	$21.28	839,733	$22.30	763,283	$22.04
Granted	623,742	20.05	945,193	23.57	539,020	22.69
Vested	(728,126)	18.87	(407,386)	28.05	(386,848)	22.24
Forfeited	(52,931)	25.68	(148,194)	18.40	(75,722)	22.86
Nonvested at end of year	1,072,031	$21.75	1,229,346	$21.28	839,733	$22.30

The fair value of restricted stock is determined based on the number of shares granted and the quoted price of First Financial's common stock. The fair value of restricted stock vested during 2023, 2022 and 2021 was $13.7 million, $11.4 million and $8.6 million, respectively.